Debt and Lease Liabilities - Maturities of Lease Liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	$ 10,069,808
Less: Amount representing interest	(2,778,258)
Lease liabilities	7,291,550	$ 8,369,072
Not Later Than One Year
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,879,155
Later Than One Year And Not Later Than Two Years
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,765,091
Later Than Two Years And Not Later Than Three Years
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,728,925
Later Than Three Years And Not Later Than Four Years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,475,744
Later Than Four Years And Not Later Than Five Years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	791,723
Later Than Five Years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	$ 2,429,170